Apr. 28, 2025
Schwab 5-10 Year Corporate Bond ETF | Schwab 5-10 Year Corporate Bond ETF
Investment Objective
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the intermediate-term U.S. corporate bond market.
Fund Fees and Expenses
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.03
Other expenses	None
Total annual fund operating expenses	0.03

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expenses on a $10,000 Investment
Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$3	$10	$17	$39

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies
To pursue its goal, the fund generally invests in securities that are included in the Bloomberg US 5-10 Year Corporate Bond Index†.
The index measures the performance of U.S. investment grade, taxable corporate bonds with maturities greater than or equal to five years and less than ten years that have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index includes securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers. The index excludes certain types of securities, including contingent capital securities, inflation-linked bonds, floating-rate bonds, taxable and tax-exempt municipal securities, and structured notes. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
It is the fund’s policy that under normal circumstances it will invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in securities included in the index. The fund will notify its shareholders at least 60 days before changing this policy.
Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in its index. The principal types of these investments include those that the investment adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index but the investment adviser anticipates will be added to the index; (b) high-quality liquid investments, such as securities issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, and obligations that are issued by private issuers; (c) other investment companies; and (d) derivatives, principally futures contracts. The fund may use futures contracts and other derivatives primarily to help manage interest rate exposure. The fund may also invest in cash and cash equivalents, including money market funds, and lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index.
Because it may not be possible or practical to purchase all of the securities in the index, the fund’s investment adviser will seek to track the total return of the index by using sampling techniques. Sampling techniques involve investing in a limited number of index securities that, when taken together, are expected to perform similarly to the index as a whole. These techniques are based on a variety of factors, including interest rate and yield curve risk, maturity exposures, industry, sector and issuer weights, credit quality, and other risk factors and characteristics. The fund expects that its portfolio will hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes
†
Index ownership – Bloomberg® and Bloomberg US 5-10 Year Corporate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab 5-10 Year Corporate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab 5-10 Year Corporate Bond ETF.

necessary to achieve the fund’s investment objective. The fund may sell securities that are represented in the index in anticipation of their removal from the index. The fund generally expects that its maturity will be similar to that of the index. In addition, the fund generally expects that its weighted average duration will closely correspond to the weighted average duration of the index, which as of December 31, 2024, was 5.92 years.
The fund will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry, group of industries or sector to approximately the same extent that its index is so concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US 5-10 Year Corporate Bond Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/prospectus.

Annual Total Returns (%) as of 12/31

Best Quarter: 9.74% Q2 2020 Worst Quarter: (6.96%) Q1 2022
Average Annual Total Returns as of 12/31/24
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	Since Inception (10/10/19)
Before taxes	3.32%	0.85%	0.94%
After taxes on distributions	1.21%	(0.52%)	(0.41%)
After taxes on distributions and sale of shares	1.95%	0.07%	0.14%
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	(0.35%)
Bloomberg US 5-10 Year Corporate Bond Index	3.21%	0.89%	1.00%

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.